Leases (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) ft²	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Aug. 31, 2027	May 31, 2025 USD ($) ft²	Oct. 01, 2024 USD ($) ft²
Area of land | ft²	2,713				19,436			2,400	6,149
Operating lease weighted average remaining lease term	2 years	2 years	2 years		2 years 9 months 18 days			2 years
Rent	$ 7							$ 3	$ 12
Security deposit	22				$ 400				$ 30
Operating lease liability		$ 1,315	$ 1,315		1,452
Operating lease right of use asset		295	295		1,022	$ 1,030
Operating lease liability		615	615		428	318
Impairment loss	$ 725
Payments for rent		$ 35	106
Operating lease payments			$ 458	$ 413	$ 563	$ 530
Operating lease weighted average discount rate percent		15.60%	15.60%		15.60%
Operating lease right of use assets					$ 192
Maximum [Member]
Operating lease liability					$ 814
Lease [Member]
Lessee operating lease remaining lease term	2 years 4 months 24 days
Area of land | ft²	19,436
Operating lease liability	$ 145
Operating lease right of use asset		$ 162	$ 162					66
Operating lease liability		$ 69	$ 69					66
Lowell Massachusetts Lease [Member]
Operating lease right of use asset								86
Operating lease liability								$ 86
Forecast [Member]
Lessee operating lease remaining lease term							2 years 2 months 12 days
Forecast [Member] | Minimum [Member]
Lessee operating lease remaining lease term							2 years 2 months 12 days
Forecast [Member] | Maximum [Member]
Lessee operating lease remaining lease term							2 years 10 months 24 days